Schedule of trade payables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Trade And Other Payables
Trade payables	$ 246,676	$ 509,781
Goods and services taxes (GST) payable	39,648	10,233
Sundry payables	96,149	459,424
Deferred consideration		162,448
Trade and other payables	$ 382,473	$ 1,141,886